Restructuring - Summary of Restructuring Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring in February, 2016	$ (2,394)
Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring in February, 2016	1,217
Accruals for retention bonus	1,177
Payments	(1,869)
December 31, 2016 Balance	525
Restructuring [Member] | Severance Accrual [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring in February, 2016	1,217
Payments	(912)
December 31, 2016 Balance	305
Restructuring [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accruals for retention bonus	1,177
Payments	(957)
December 31, 2016 Balance	$ 220